Biological Assets - Additional Information (Details) - kg	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Changes in biological assets [abstract]
Estimated biological assets to be harvested	12,189	4,500
Harvested biological assets	29,693	10,464